Business segment information (Details 2) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of Reporting Segment [Line Items]
Revenue		$ 126,657	$ 127,589	$ 138,313
Non-current assets	[1]	23,673	8,319	17,965
Panama
Disclosure of Reporting Segment [Line Items]
Revenue		8,649	13,913	10,829
Non-current assets	[1]	20,976	6,520	15,934
Mexico
Disclosure of Reporting Segment [Line Items]
Revenue		18,757	14,577	17,451
Non-current assets	[1]	1,510	1,495	1,702
Colombia
Disclosure of Reporting Segment [Line Items]
Revenue		10,348	15,440	18,465
Non-current assets	[1]	55	7	16
Brazil
Disclosure of Reporting Segment [Line Items]
Revenue		13,122	17,887	27,908
Non-current assets	[1]	222	126	88
Costa Rica
Disclosure of Reporting Segment [Line Items]
Revenue		10,702	11,115	11,814
Non-current assets	[1]	0	0	0
Ecuador
Disclosure of Reporting Segment [Line Items]
Revenue		13,640	10,414	9,545
Non-current assets	[1]	0	0	0
ARGENTINA
Disclosure of Reporting Segment [Line Items]
Revenue		14,889	9,959	6,975
Non-current assets	[1]	185	37	33
Other [Member]
Disclosure of Reporting Segment [Line Items]
Revenue		36,550	34,284	35,326
Non-current assets	[1]	$ 725	$ 134	$ 192

[1]	Includes equipment and lesehold improvements, intangibles and investment properties